Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.1%
International Equity Funds - 9.1%
iShares Core MSCI EAFE ETF	37,894	$ 2,635,528
iShares Core MSCI Emerging Markets ETF	8,781	458,632
iShares Global REIT ETF	35,841	850,865

		3,945,025

U.S. Equity Fund - 12.6%
iShares Core S&P 500 ETF	11,904	5,477,983

U.S. Fixed Income Funds - 23.4%
iShares 0-5 Year TIPS Bond ETF	41,452	4,042,813
iShares Core U.S. Aggregate Bond ETF	62,600	6,114,768

		10,157,581

Total Exchange-Traded Funds (Cost $20,984,648)		19,580,589

INVESTMENT COMPANIES - 54.0%
International Equity Funds - 5.2%
Transamerica Emerging Markets Opportunities (A)	55,618	446,054
Transamerica International Focus (A)	105,548	897,155
Transamerica International Stock (A)	82,867	906,560

		2,249,769

International Fixed Income Fund - 5.2%
Transamerica Emerging Markets Debt (A)	249,356	2,279,114

U.S. Equity Funds - 13.8%
Transamerica Capital Growth (A)	87,179	662,557
Transamerica Large Cap Value (A)	143,329	1,899,112
Transamerica Mid Cap Growth (A)	78,011	672,452
Transamerica Mid Cap Value Opportunities (A)	58,534	662,610

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	67,346	$ 459,974
Transamerica Small Cap Value (A)	73,354	427,652
Transamerica US Growth (A)	45,529	1,195,603

		5,979,960

U.S. Fixed Income Funds - 29.8%
Transamerica Bond (A)	1,229,947	9,839,580
Transamerica High Yield Bond (A)	390,198	3,090,367

		12,929,947

Total Investment Companies (Cost $26,855,835)		23,438,790

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $428,047 on 08/01/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $436,583.	$ 428,018	428,018

Total Repurchase Agreement (Cost $428,018)		428,018

Total Investments (Cost $48,268,501)		43,447,397
Net Other Assets (Liabilities) - (0.1)%		(63,631)

Net Assets - 100.0%		$ 43,383,766

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,580,589	$—	$—	$19,580,589
Investment Companies	23,438,790	—	—	23,438,790
Repurchase Agreement	—	428,018	—	428,018

Total Investments	$43,019,379	$428,018	$—	$43,447,397

Transamerica Funds	Page 1

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,731,157	$338,194	$(496,430)	$(87,715)	$354,374	$9,839,580	1,229,947	$291,193	$—
Transamerica Capital Growth	—	647,002	(155,000)	23,223	147,332	662,557	87,179	—	—
Transamerica Emerging Markets Debt	2,130,876	83,429	(234,000)	(47,256)	346,065	2,279,114	249,356	83,429	—
Transamerica Emerging Markets Opportunities	374,732	11,975	(20,000)	(7,237)	86,584	446,054	55,618	11,975	—
Transamerica High Yield Bond	2,991,754	130,069	(93,519)	(15,511)	77,574	3,090,367	390,198	130,069	—
Transamerica International Focus	838,260	16,127	(124,000)	(32,293)	199,061	897,155	105,548	16,127	—
Transamerica International Stock	906,455	23,240	(222,755)	(41,838)	241,458	906,560	82,867	23,240	—
Transamerica Large Cap Value	1,942,943	123,217	(223,629)	(25,034)	81,615	1,899,112	143,329	19,780	103,437
Transamerica Large Growth	1,541,224	19,684	(1,539,869)	(1,528,860)	1,507,821	—	—	—	19,684
Transamerica Mid Cap Growth	624,099	—	(88,000)	(72,506)	208,859	672,452	78,011	—	—
Transamerica Mid Cap Value Opportunities	727,229	45,072	(120,817)	(43,554)	54,680	662,610	58,534	7,855	37,217
Transamerica Small Cap Growth	427,084	16,526	(27,000)	(13,120)	56,484	459,974	67,346	—	16,526
Transamerica Small Cap Value	501,904	81,193	(96,499)	(114,827)	55,881	427,652	73,354	10,532	70,661
Transamerica US Growth	—	1,185,002	(262,000)	35,391	237,210	1,195,603	45,529	—	—

Total	$22,737,717	$2,720,730	$(3,703,518)	$(1,971,137)	$3,654,998	$23,438,790	2,666,816	$594,200	$247,525

(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® Retirement Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® Retirement Income (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3